Business Segments - Schedule of Revenue from External Customers by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Total revenues	$ 1,839	$ 1,867	$ 1,950	$ 1,726	$ 1,811	$ 1,847	$ 1,845	$ 1,630	$ 7,382	$ 7,133	$ 6,688
United States [member]
Revenue from External Customer [Line Items]
Total revenues									5,315	4,935	4,355
United Kingdom [member]
Revenue from External Customer [Line Items]
Total revenues									955	1,017	874
All other [member]
Revenue from External Customer [Line Items]
Total revenues									$ 1,112	$ 1,181	$ 1,459